INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciliation of effective income tax rate related to continuing operations

The Company’s effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
Statutory federal income tax rate applied to pre-tax income	21.0%	21.0%	21.0%
State income taxes	0.2	(0.4)	0.5
Investment income not subject to tax	(5.1)	(3.6)	(2.1)
Prior period adjustments	0.5	(0.7)	0.1
Goodwill impairment	7.3	—	—
Other	(0.7)	(0.9)	(1.0)
	23.2%	15.4%	18.5%

Schedule of components of income tax

The components of the Company’s income tax are as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Current income tax expense (benefit):
Federal	$129	$123	$378
State	3	(5)	9
Total current	$132	$118	$387
Deferred income tax expense (benefit):
Federal	$(44)	$(79)	$(284)
State	(2)	4	(6)
Total deferred	$(46)	$(75)	$(290)

Schedule of components of the Company's net deferred income tax liability

The components of the Company’s net deferred income tax liability are as follows:

	As of December 31,
	2021	2020
		(Recast)
	(Dollars In Millions)
Deferred income tax assets:
Loss and credit carryforwards	$168	$146
Deferred compensation	51	54
Deferred policy acquisition costs	67	143
Valuation allowance	(10)	(9)
	276	334
Deferred income tax liabilities:
Premium receivables and policy liabilities	200	250
VOBA and other intangibles	552	582
Invested assets (other than unrealized gains (losses))	264	283
Net unrealized gains on investments	640	945
Other	48	53
	1,704	2,113
Net deferred income tax liability	$(1,428)	$(1,779)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2021	2020	2019

	(Dollars In Millions)
Balance, beginning of period	$2	$2	$7
Additions for tax positions of the current year	—	—	—
Additions for tax positions of prior years	—	—	—
Reductions of tax positions of prior years:
Changes in judgment	—	—	—
Settlements during the period	—	—	(5)
Lapses of applicable statute of limitations	(2)	—	—
Balance, end of period	$—	$2	$2